MERGER WITH THE FORMER GOLDEN OCEAN - Summary of Pro Forma Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Total operating revenues	$ 460,023	$ 256,863	$ 190,238
Net (loss) income	$ (2,348)	$ (127,711)	$ (220,839)
Basic and diluted (loss) earnings per share (in dollars per share)	$ (0.02)	$ (1.34)	$ (7.30)
Merger with former Golden Ocean [Member]
Business Acquisition [Line Items]
Total operating revenues		$ 225,013
Net (loss) income from continuing operations		(318,975)
Loss from discontinued operations		0
Net (loss) income		$ (318,975)
Basic and diluted (loss) earnings per share from continuing operations (in dollars per share)		$ (1.85)
Basic and diluted loss per share from discontinued operations (in dollars per share)		0.00
Basic and diluted (loss) earnings per share (in dollars per share)		$ (1.85)